SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Unit-Based Compensation (Details)	12 Months Ended
Feb. 29, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Service period	4 years